MARKETABLE SECURITIES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

	December 31,
	2022					2021
ONE YEAR OR LESS	Amortized cost	Gross unrealized gains		Gross unrealized losses	Fair	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair
					value				value

Government and corporate debentures - fixed interest rate	$223,920	$—		$(3,840)	$220,080	$196,408	$583	$(49)	$196,942
Government-sponsored enterprises debentures	3,501	—		(27)	3,474	2,501	1	—	2,502
Government and corporate debentures - floating interest rate	7,902		*)	(7)	7,895	10,008	10	—	10,018

Total	$235,323	$—		$(3,874)	$231,449	$208,917	$594	$(49)	$209,462
*) Represents an amount lower than $1.

	December 31,
	2022				2021
AFTER ONE YEAR THROUGH FIVE YEARS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair
				value				value

Government and corporate debentures - fixed interest rate	$184,158	$—	$(7,550)	$176,608	$303,429	$239	$(1,636)	$302,032
Government-sponsored enterprises debentures	3,163	—	(70)	3,093	16,460	—	(79)	16,381
Government and corporate debentures - floating interest rate	15,457	—	(195)	15,262	3,049	1	(3)	3,047

Total	$202,778	$—	$(7,815)	$194,963	$322,938	$240	$(1,718)	$321,460

Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value

	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Government and corporate debentures - fixed interest rate	$186,664	$(4,380)	$210,024	$(7,010)	$396,688	$(11,390)
Government-sponsored enterprises debentures	5,590	(74)	977	(23)	6,567	(97)
Government and corporate debentures - floating interest rate	17,643	(165)	4,714	(37)	22,357	(202)

Total	$209,897	$(4,619)	$215,715	$(7,070)	$425,612	$(11,689)

	December 31, 2021
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Government and corporate debentures - fixed interest rate	$270,885	$(1,095)	$75,306	$(576)	$346,191	$(1,671)
Government-sponsored enterprises debentures	5,967	(30)	7,448	(48)	13,415	(78)
Government and corporate debentures - floating interest rate	11,171	(18)	—	—	11,171	(18)

Total	$288,023	$(1,143)	$82,754	$(624)	$370,777	$(1,767)

Marketable Securities
NOTE 4:- MARKETABLE SECURITIES

The following tables summarizes the Company's marketable debt securities, by contractual maturities, as of December 31, 2022 and 2021:

	December 31,
	2022					2021
ONE YEAR OR LESS	Amortized cost	Gross unrealized gains		Gross unrealized losses	Fair	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair
					value				value

Government and corporate debentures - fixed interest rate	$223,920	$—		$(3,840)	$220,080	$196,408	$583	$(49)	$196,942
Government-sponsored enterprises debentures	3,501	—		(27)	3,474	2,501	1	—	2,502
Government and corporate debentures - floating interest rate	7,902		*)	(7)	7,895	10,008	10	—	10,018

Total	$235,323	$—		$(3,874)	$231,449	$208,917	$594	$(49)	$209,462
*) Represents an amount lower than $1.

	December 31,
	2022				2021
AFTER ONE YEAR THROUGH FIVE YEARS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair
				value				value

Government and corporate debentures - fixed interest rate	$184,158	$—	$(7,550)	$176,608	$303,429	$239	$(1,636)	$302,032
Government-sponsored enterprises debentures	3,163	—	(70)	3,093	16,460	—	(79)	16,381
Government and corporate debentures - floating interest rate	15,457	—	(195)	15,262	3,049	1	(3)	3,047

Total	$202,778	$—	$(7,815)	$194,963	$322,938	$240	$(1,718)	$321,460

As of December 31, 2022 and 2021, interest receivable amounted to $2,388 and $2,635, respectively, and is included within marketable securities in the consolidated balance sheets.
NOTE 4:- MARKETABLE SECURITIES (Cont.)

The following tables summarize the Company’s marketable debt securities with unrealized losses as of December 31, 2022 and 2021, aggregated by category and the length of time that individual securities have been in a continuous loss position:

	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Government and corporate debentures - fixed interest rate	$186,664	$(4,380)	$210,024	$(7,010)	$396,688	$(11,390)
Government-sponsored enterprises debentures	5,590	(74)	977	(23)	6,567	(97)
Government and corporate debentures - floating interest rate	17,643	(165)	4,714	(37)	22,357	(202)

Total	$209,897	$(4,619)	$215,715	$(7,070)	$425,612	$(11,689)

	December 31, 2021
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Government and corporate debentures - fixed interest rate	$270,885	$(1,095)	$75,306	$(576)	$346,191	$(1,671)
Government-sponsored enterprises debentures	5,967	(30)	7,448	(48)	13,415	(78)
Government and corporate debentures - floating interest rate	11,171	(18)	—	—	11,171	(18)

Total	$288,023	$(1,143)	$82,754	$(624)	$370,777	$(1,767)

As of December 31, 2022 and 2021, marketable equity securities with readily determinable fair values, carried at fair value, amounted to $61,000 and $312,934, respectively. During the year ended December 31, 2022, unrealized losses recognized on equity securities still held as of December 31, 2022 were $93,360. During the year ended December 31, 2021, unrealized gains recognized on equity securities still held as of December 31, 2021 were $249,561.